FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

November 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds II (the “Registrant”)
File No.: 333-188521/811-22842
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Acuitas US Microcap Fund, dated November 1, 2023, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on October 20, 2023 (accession number 0001398344-23-019526).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2038 or lindsey.dorval@apexgroup.com.

Sincerely,

/s/ Lindsey Dorval________
Lindsey Dorval, Esq.
Vice President and Secretary to the Registrant